Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventories

	2018		2017		2016
Spare parts and accessories of flight equipment	Ps.	289,737	Ps.	285,185	Ps.	235,330
Miscellaneous supplies		7,534		9,665		8,554
	Ps.	297,271	Ps.	294,850	Ps.	243,884